Schedule of Investments ─ IQ Candriam International Equity ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Australia — 6.9%
Ampol Ltd.	4,058	$97,564
ANZ Group Holdings Ltd.	51,180	920,248
APA Group	21,874	122,764
ASX Ltd.	3,268	141,846
BlueScope Steel Ltd.	7,740	120,802
Brambles Ltd.	23,665	229,025
Charter Hall Group	7,888	63,042
Cochlear Ltd.	1,115	224,424
Coles Group Ltd.	22,091	232,339
Commonwealth Bank of Australia	28,669	2,227,394
Computershare Ltd.	8,973	150,604
Dexus	18,094	93,296
EBOS Group Ltd.	2,661	61,506
Goodman Group	31,334	530,263
GPT Group (The)	32,631	100,520
IDP Education Ltd.	4,743	61,924
IGO Ltd.	11,279	56,367
Insurance Australia Group Ltd.	41,565	165,959
Lendlease Corp., Ltd.	11,733	57,473
Lynas Rare Earths Ltd.*	15,778	61,329
Macquarie Group Ltd.	6,178	777,794
Medibank Pvt Ltd.	46,939	119,152
Mineral Resources Ltd.	2,864	113,501
Mirvac Group	67,080	96,225
National Australia Bank Ltd.	53,578	1,154,622
QBE Insurance Group Ltd.	25,413	266,269
Ramsay Health Care Ltd.	3,088	104,577
REA Group Ltd.	856	104,084
Reece Ltd.	5,024	75,655
Santos Ltd.	55,321	287,075
Scentre Group	88,424	179,450
SEEK Ltd.	5,837	98,200
Sonic Healthcare Ltd.	7,668	162,308
Stockland	40,672	122,602
Suncorp Group Ltd.	21,537	202,024
Telstra Group Ltd.	196,669	525,234
Transurban Group	52,455	468,466
Vicinity Ltd.	65,446	88,690
Wesfarmers Ltd.	19,167	737,036
Westpac Banking Corp.	59,533	951,590
WiseTech Global Ltd.	2,919	140,842
Woodside Energy Group Ltd.	32,328	692,618
Woolworths Group Ltd.	20,599	490,349
Worley Ltd.	6,339	62,102
Total Australia		13,739,154

Austria — 0.4%
ANDRITZ AG	1,217	75,550
BAWAG Group AG*	1,329	69,063
CA Immobilien Anlagen AG	744	24,568
Erste Group Bank AG	5,575	242,536
EVN AG	600	16,717
OMV AG	2,408	108,054
Telekom Austria AG*	2,329	20,391
Verbund AG	549	45,114
voestalpine AG	1,905	57,113
Wienerberger AG	1,817	62,133
Total Austria		721,239

Belgium — 0.6%
Ackermans & van Haaren NV	379	63,770
Ageas SA	2,587	111,871
Azelis Group NV	1,948	40,458
D'ieteren Group	357	72,788
Elia Group SA	475	57,685
KBC Group NV	4,263	280,063
Proximus SADP	2,404	22,975
Sofina SA	254	61,417
Solvay SA(a)	1,194	32,995
Syensqo SA*	1,194	106,988
UCB SA	2,051	194,495
Umicore SA	3,444	79,198
	Shares	Value
Common Stocks (continued)
Belgium (continued)
Warehouses De Pauw CVA	2,774	$82,202
Total Belgium		1,206,905

Chile — 0.1%
Antofagasta PLC	5,636	124,523

China — 0.7%
Alibaba Health Information Technology Ltd.*	85,348	31,225
BYD Electronic International Co., Ltd.	12,830	43,903
China Gas Holdings Ltd.	45,749	41,668
China Mengniu Dairy Co., Ltd.*	50,696	111,804
CSPC Pharmaceutical Group Ltd.	142,304	104,490
ESR Group Ltd.	48,666	62,130
Fosun International Ltd.	36,916	19,362
NXP Semiconductors NV	4,447	936,405
Yangzijiang Shipbuilding Holdings Ltd.	45,220	56,849
Total China		1,407,836

Denmark — 4.0%
AP Moller - Maersk A/S, Class B	58	107,559
AP Moller - Maersk A/S, Class A	46	83,864
Demant A/S*	1,443	65,990
Genmab A/S*	1,104	309,071
Novo Nordisk A/S, Class B	54,430	6,145,962
Novozymes A/S, Class B(a)	3,487	180,047
Orsted A/S	3,214	183,375
Pandora A/S	1,514	222,628
Tryg A/S	5,431	116,783
Vestas Wind Systems A/S*	17,151	491,550
Total Denmark		7,906,829

Faroe Islands — 0.0%(b)
Bakkafrost P/F	841	47,452

Finland — 1.2%
Elisa OYJ	2,393	109,824
Huhtamaki OYJ	1,767	69,809
Kesko OYJ, Class B	4,592	90,184
Kone OYJ, Class B	5,656	282,247
Metso Outotec OYJ	11,865	119,733
Nokia OYJ(a)	90,056	324,969
Nordea Bank Abp	54,305	674,123
Orion OYJ, Class B	1,808	83,899
Stora Enso OYJ, Class R	9,722	124,772
UPM-Kymmene OYJ	9,002	329,239
Wartsila OYJ Abp	8,268	123,041
Total Finland		2,331,840

France — 9.3%
Aeroports de Paris SA	464	62,700
Air Liquide SA	8,736	1,648,130
AXA SA	30,513	1,032,788
BioMerieux	713	77,449
BNP Paribas SA	18,381	1,248,894
Bouygues SA	3,315	122,359
Capgemini SE	2,695	606,565
Carrefour SA	9,566	164,386
Cie de Saint-Gobain SA	7,934	567,428
Cie Generale des Etablissements Michelin SCA	11,447	383,225
Credit Agricole SA	18,893	273,195
Dassault Systemes SE	11,569	606,160
EssilorLuxottica SA	4,914	973,085
Hermes International SCA	553	1,176,041
Kering SA	1,218	507,059
Legrand SA	4,365	427,871
L’Oreal SA	3,835	1,852,514
LVMH Moet Hennessy Louis Vuitton SE	4,457	3,745,313
Sartorius Stedim Biotech	411	112,148
Societe Generale SA	12,736	331,474
Sodexo SA	1,383	157,139

Schedule of Investments ─ IQ Candriam International Equity ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
TotalEnergies SE	38,399	$2,506,822
Total France		18,582,745

Germany — 7.3%
adidas AG	2,827	540,833
Bayerische Motoren Werke AG	5,184	544,979
Beiersdorf AG	1,668	246,141
Carl Zeiss Meditec AG, Bearer	618	66,163
Deutsche Boerse AG	3,133	628,744
Deutsche Post AG	16,115	779,318
Deutsche Telekom AG	55,338	1,367,220
E.ON SE	37,736	514,843
Evonik Industries AG	3,427	63,824
Fresenius Medical Care AG	3,395	132,761
Fresenius SE & Co. KGaA	7,016	199,064
Hapag-Lloyd AG(a)	104	15,714
Heidelberg Materials AG	2,245	209,429
Infineon Technologies AG	22,203	813,861
Knorr-Bremse AG	1,127	70,441
Mercedes-Benz Group AG	13,405	915,169
Merck KGaA	2,202	364,528
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,326	995,991
Puma SE	1,716	70,086
SAP SE	17,526	3,061,244
Siemens AG	12,677	2,295,245
Symrise AG	2,265	236,046
Talanx AG	762	53,843
Volkswagen AG	486	69,474
Vonovia SE	11,860	374,248
Total Germany		14,629,209

Guatemala — 0.0%(b)
Millicom International Cellular SA*(a)	2,200	38,113

Hong Kong — 1.9%
AIA Group Ltd.	198,576	1,548,269
DFI Retail Group Holdings Ltd.(a)	5,169	10,338
Futu Holdings Ltd.*	1,216	56,812
Hang Lung Properties Ltd.	29,950	34,788
Hang Seng Bank Ltd.	12,287	127,707
Henderson Land Development Co., Ltd.	22,442	58,421
HKT Trust & HKT Ltd.	61,559	73,944
Hong Kong & China Gas Co., Ltd.	156,033	110,779
Hong Kong Exchanges & Clearing Ltd.	20,341	615,649
Link REIT	43,461	217,937
MTR Corp., Ltd.	26,691	86,725
Prudential PLC	46,920	488,995
Sino Biopharmaceutical Ltd.	166,337	59,792
Sino Land Co., Ltd.	56,490	58,967
Swire Pacific Ltd., Class B	13,652	16,084
Swire Pacific Ltd., Class A	6,991	54,105
Swire Properties Ltd.	17,868	33,326
Wharf Real Estate Investment Co., Ltd.	26,383	77,287
Total Hong Kong		3,729,925

Ireland — 0.6%
AerCap Holdings NV*	3,078	235,652
AIB Group PLC	21,003	92,992
Bank of Ireland Group PLC	17,992	166,747
Kerry Group PLC, Class A	2,671	239,885
Kingspan Group PLC	2,613	214,467
Smurfit Kappa Group PLC	4,410	165,557
Total Ireland		1,115,300

Israel — 0.4%
Bank Hapoalim BM	21,190	181,622
Check Point Software Technologies Ltd.*	1,559	247,772
Nice Ltd.*	1,078	222,872
Plus500 Ltd.	1,337	30,477
	Shares	Value
Common Stocks (continued)
Israel (continued)
Wix.com Ltd.*	938	$119,013
Total Israel		801,756

Italy — 2.3%
A2A SpA	26,384	52,748
Amplifon SpA(a)	2,235	73,731
Assicurazioni Generali SpA	17,501	393,326
Banca Mediolanum SpA	3,438	35,456
Banco BPM SpA	23,466	127,704
DiaSorin SpA(a)	380	35,309
Enel SpA	130,934	901,860
Eni SpA	36,166	581,972
FinecoBank Banca Fineco SpA	10,405	151,791
Intesa Sanpaolo SpA	264,523	822,648
Mediobanca Banca di Credito Finanziario SpA	10,310	137,750
Moncler SpA	3,307	205,834
Nexi SpA*	8,284	64,285
Pirelli & C SpA	4,273	23,384
Prysmian SpA	4,356	193,952
UniCredit SpA	29,243	862,742
Total Italy		4,664,492

Japan — 24.6%
Advantest Corp.	12,504	498,107
Aeon Co., Ltd.	13,347	322,592
Ajinomoto Co., Inc.	8,918	371,362
Alfresa Holdings Corp.	3,196	53,043
Amada Co., Ltd.	5,756	63,201
Asahi Kasei Corp.	23,146	177,742
Astellas Pharma, Inc.	30,455	359,397
Azbil Corp.	2,228	73,345
Bandai Namco Holdings, Inc.	9,888	217,479
BayCurrent Consulting, Inc.	2,201	52,189
Bridgestone Corp.	9,343	411,878
Brother Industries Ltd.	4,288	72,867
Canon, Inc.	17,063	476,258
Capcom Co., Ltd.	2,854	110,216
Central Japan Railway Co.	15,880	401,196
Chiba Bank Ltd. (The)	12,460	93,764
Chugai Pharmaceutical Co., Ltd.	10,903	398,826
Coca-Cola Bottlers Japan Holdings, Inc.	2,384	32,757
Concordia Financial Group Ltd.	19,113	92,535
Cosmos Pharmaceutical Corp.	326	35,360
CyberAgent, Inc.	7,011	45,877
Dai Nippon Printing Co., Ltd.	4,046	118,799
Daifuku Co., Ltd.	5,830	117,198
Daiichi Sankyo Co., Ltd.	32,673	988,628
Daiwa House Industry Co., Ltd.	10,567	331,378
Daiwa House REIT Investment Corp.	39	69,556
Daiwa Securities Group, Inc.	24,391	177,541
Denso Corp.	30,364	486,281
Dentsu Group, Inc.	3,392	91,242
Disco Corp.	1,522	420,444
East Japan Railway Co.	6,215	358,890
Ebara Corp.	1,572	100,584
Eisai Co., Ltd.	4,822	230,849
ENEOS Holdings, Inc.	47,423	194,202
FANUC Corp.	16,033	451,567
Fast Retailing Co., Ltd.	2,849	774,546
FUJIFILM Holdings Corp.	5,210	335,393
Fujitsu Ltd.	3,238	461,638
Fukuoka Financial Group, Inc.	3,121	77,953
GLP J-Reit	84	75,682
Hakuhodo DY Holdings, Inc.	3,707	28,948
Hankyu Hanshin Holdings, Inc.	4,029	124,832
Haseko Corp.	4,338	57,187
Hirose Electric Co., Ltd.	498	58,803
Hitachi Construction Machinery Co., Ltd.	1,750	50,689
Hitachi Ltd.	15,718	1,255,397
Honda Motor Co., Ltd.	86,752	994,376
Hoshizaki Corp.	1,842	67,972

Schedule of Investments ─ IQ Candriam International Equity ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Hoya Corp.	5,908	$765,706
Hulic Co., Ltd.	8,654	96,975
Ibiden Co., Ltd.	2,121	109,463
Isetan Mitsukoshi Holdings Ltd.	5,775	68,427
Isuzu Motors Ltd.	10,293	143,120
J Front Retailing Co., Ltd.	4,227	39,689
Japan Exchange Group, Inc.	9,015	202,533
Japan Metropolitan Fund Invest	122	83,629
Japan Post Bank Co., Ltd.	6,566	68,973
JFE Holdings, Inc.	9,036	144,867
JGC Holdings Corp.	3,836	45,636
JSR Corp.	3,434	94,792
JTEKT Corp.	3,802	35,439
Kajima Corp.	7,543	136,437
Kao Corp.	7,700	308,843
Kawasaki Kisen Kaisha Ltd.	2,151	105,964
KDDI Corp.	26,266	879,936
Keihan Holdings Co., Ltd.	1,825	45,071
Keikyu Corp.	4,411	38,942
Keio Corp.	1,871	55,372
Keisei Electric Railway Co., Ltd.	2,690	123,261
Kikkoman Corp.	2,624	164,091
Kintetsu Group Holdings Co., Ltd.	3,219	100,418
Kobayashi Pharmaceutical Co., Ltd.	858	39,151
Koei Tecmo Holdings Co., Ltd.	1,919	24,208
Koito Manufacturing Co., Ltd.	4,082	63,586
Komatsu Ltd.	15,280	443,739
Kose Corp.	568	37,688
Kubota Corp.	18,121	279,238
Kuraray Co., Ltd.	5,529	58,704
Kurita Water Industries Ltd.	1,916	71,358
Kyocera Corp.	22,693	338,823
Kyowa Kirin Co., Ltd.	4,242	67,718
Kyushu Railway Co.	2,395	53,200
Lion Corp.	4,327	38,956
Lixil Corp.	4,745	64,240
Marui Group Co., Ltd.	3,029	50,820
MatsukiyoCocokara & Co.	6,055	111,531
McDonald's Holdings Co. Japan Ltd.	1,456	65,342
Medipal Holdings Corp.	3,129	50,496
MEIJI Holdings Co., Ltd.	4,521	110,446
Mercari, Inc.*	1,857	31,303
MINEBEA MITSUMI, Inc.	6,599	139,497
MISUMI Group, Inc.	4,855	85,359
Mitsubishi Chemical Group Corp.	24,288	148,694
Mitsubishi Estate Co., Ltd.	19,327	272,700
Mitsui Chemicals, Inc.	3,028	90,607
Mitsui Fudosan Co., Ltd.	15,489	395,026
Mitsui OSK Lines Ltd.	6,161	223,806
Miura Co., Ltd.	1,721	32,012
Mizuho Financial Group, Inc.	43,023	795,267
MonotaRO Co., Ltd.	4,187	40,116
MS&AD Insurance Group Holdings, Inc.	7,252	305,013
Nagoya Railroad Co., Ltd.	3,352	52,249
NEC Corp.	4,326	287,068
NGK Insulators Ltd.	4,928	62,437
Nichirei Corp.	2,160	52,753
Nikon Corp.	5,550	57,617
Nintendo Co., Ltd.	19,740	1,122,212
Nippon Building Fund, Inc.	28	114,356
Nippon Paint Holdings Co., Ltd.	15,165	121,227
Nippon Prologis REIT, Inc.	40	71,859
Nippon Sanso Holdings Corp.	3,184	82,119
Nippon Shinyaku Co., Ltd.	1,035	37,067
Nippon Telegraph & Telephone Corp.	919,393	1,171,766
Nippon Yusen K.K.	8,426	293,865
Nissan Chemical Corp.	2,226	90,182
Nissan Motor Co., Ltd.	37,492	150,917
Nisshin Seifun Group, Inc.	4,354	61,374
Nissin Foods Holdings Co., Ltd.	3,109	101,645
Niterra Co., Ltd.	3,273	89,564
Nitori Holdings Co., Ltd.	1,395	183,853
	Shares	Value
Common Stocks (continued)
Japan (continued)
Nitto Denko Corp.	2,523	$212,472
Nomura Holdings, Inc.	51,399	270,471
Nomura Real Estate Holdings, Inc.	1,748	48,574
Nomura Real Estate Master Fund, Inc.	75	82,812
Nomura Research Institute Ltd.	6,617	205,198
NSK Ltd.	8,241	45,610
NTT Data Group Corp.	10,580	154,927
Obayashi Corp.	11,788	110,441
Odakyu Electric Railway Co., Ltd.	5,414	83,724
Oji Holdings Corp.	15,828	62,651
Omron Corp.	3,196	146,709
Ono Pharmaceutical Co., Ltd.	7,496	137,023
Open House Group Co., Ltd.	1,272	40,429
Oriental Land Co., Ltd.	18,781	706,913
ORIX Corp.	19,599	384,606
Pan Pacific International Holdings Corp.	6,515	142,936
Panasonic Holdings Corp.	37,867	364,875
Persol Holdings Co., Ltd.	31,414	50,868
Pola Orbis Holdings, Inc.	1,344	14,086
Rakuten Group, Inc.	24,203	107,707
Recruit Holdings Co., Ltd.	24,691	1,001,153
Renesas Electronics Corp.*	20,566	347,796
Resona Holdings, Inc.	40,463	226,958
Resonac Holdings Corp.	3,002	60,851
Ricoh Co., Ltd.	9,642	77,044
Rinnai Corp.	1,854	42,591
Rohm Co., Ltd.	5,984	105,598
Rohto Pharmaceutical Co., Ltd.	3,356	69,749
Ryohin Keikaku Co., Ltd.	4,386	69,102
Santen Pharmaceutical Co., Ltd.	6,214	63,553
SBI Holdings, Inc.	4,113	102,533
SCREEN Holdings Co., Ltd.	1,587	159,270
SCSK Corp.	2,442	48,548
Secom Co., Ltd.	3,539	259,539
Seibu Holdings, Inc.	3,803	54,401
Seiko Epson Corp.	4,687	69,467
Sekisui Chemical Co., Ltd.	6,431	93,138
Sekisui House Ltd.	10,177	233,025
SG Holdings Co., Ltd.	7,718	101,085
Sharp Corp.*	4,704	32,084
Shimadzu Corp.	4,672	131,331
Shimano, Inc.	1,337	195,325
Shimizu Corp.	9,244	62,575
Shin-Etsu Chemical Co., Ltd.	33,614	1,350,999
Shinko Electric Industries Co., Ltd.	1,036	39,193
Shionogi & Co., Ltd.	5,001	243,250
Shiseido Co., Ltd.	6,674	188,566
Sohgo Security Services Co., Ltd.	6,033	33,294
Sojitz Corp.	3,807	91,259
Sompo Holdings, Inc.	5,548	291,908
Sony Group Corp.	21,131	2,124,303
Square Enix Holdings Co., Ltd.	1,491	58,987
Stanley Electric Co., Ltd.	2,547	49,468
Sugi Holdings Co., Ltd.	582	28,141
SUMCO Corp.	5,802	89,545
Sumitomo Chemical Co., Ltd.	24,400	58,323
Sumitomo Electric Industries Ltd.	12,429	168,016
Sumitomo Heavy Industries Ltd.	1,954	51,612
Sumitomo Metal Mining Co., Ltd.	4,367	122,518
Sumitomo Mitsui Financial Group, Inc.	22,420	1,181,009
Sumitomo Mitsui Trust Holdings, Inc.	11,337	235,853
Sumitomo Realty & Development Co., Ltd.	7,253	232,017
Sumitomo Rubber Industries Ltd.	2,972	35,001
Suntory Beverage & Food Ltd.	2,133	70,509
Suzuki Motor Corp.	6,769	309,705
Sysmex Corp.	2,704	148,135
T&D Holdings, Inc.	9,209	155,295
Taisei Corp.	2,846	104,845
Taiyo Yuden Co., Ltd.	2,089	51,534
Takeda Pharmaceutical Co., Ltd.	26,039	777,028
TDK Corp.	6,469	329,347
Terumo Corp.	12,242	421,341

Schedule of Investments ─ IQ Candriam International Equity ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
THK Co., Ltd.	2,087	$40,876
TIS, Inc.	4,019	90,842
Tobu Railway Co., Ltd.	3,558	95,391
Tokyo Electron Ltd.	7,757	1,478,699
Tokyu Corp.	9,386	111,245
Tokyu Fudosan Holdings Corp.	10,136	68,884
TOPPAN Holdings, Inc.	4,431	123,950
Tosoh Corp.	5,111	66,818
TOTO Ltd.	2,606	71,579
Toyota Motor Corp.	195,290	4,008,004
Trend Micro, Inc.	2,256	131,247
Tsuruha Holdings, Inc.	646	51,707
Unicharm Corp.	7,047	245,289
United Urban Investment Corp.	54	55,191
USS Co., Ltd.	3,382	64,794
Welcia Holdings Co., Ltd.	1,562	26,618
West Japan Railway Co.	4,050	170,395
Yakult Honsha Co., Ltd.	4,527	100,032
Yamada Holdings Co., Ltd.	11,064	34,098
Yamaha Corp.	2,764	61,756
Yamaha Motor Co., Ltd.	15,640	150,542
Yamato Holdings Co., Ltd.	5,251	91,836
Yaskawa Electric Corp.	4,464	171,841
Yokohama Rubber Co., Ltd. (The)	2,229	53,661
Zensho Holdings Co., Ltd.	1,460	72,383
ZOZO, Inc.	1,983	44,130
Total Japan		49,153,481

Jersey — 0.0%(b)
Arcadium Lithium PLC*	9,794	50,370

Jordan — 0.0%(b)
Hikma Pharmaceuticals PLC	2,686	66,067

Mexico — 0.0%(b)
Fresnillo PLC(a)	3,125	21,155

Netherlands — 6.4%
Adyen NV*	511	650,101
Akzo Nobel NV	2,912	225,343
Argenx SE*	957	364,148
ASM International NV	783	439,045
ASML Holding NV	6,769	5,869,015
JDE Peet's NV(a)	1,653	41,047
Koninklijke Ahold Delhaize NV	16,360	462,224
Koninklijke KPN NV	56,430	192,963
Shell PLC	114,797	3,577,219
Universal Music Group NV	13,105	389,620
Wolters Kluwer NV	4,232	627,491
Total Netherlands		12,838,216

New Zealand — 0.3%
a2 Milk Co., Ltd. (The)*	11,006	34,890
Auckland International Airport Ltd.	20,572	106,813
Fisher & Paykel Healthcare Corp., Ltd.	9,349	136,216
Mercury NZ Ltd.	11,066	45,979
Meridian Energy Ltd.	21,568	73,683
Spark New Zealand Ltd.	31,140	101,879
Xero Ltd.*	2,164	158,487
Total New Zealand		657,947

Norway — 0.7%
Aker ASA, A Shares	372	22,359
DNB Bank ASA	15,153	297,217
Equinor ASA	14,926	432,010
Gjensidige Forsikring ASA	3,072	49,856
Leroy Seafood Group ASA	4,549	18,428
Nordic Semiconductor ASA*	2,796	28,611
Norsk Hydro ASA	22,279	131,970
Orkla ASA	13,554	106,938
Schibsted ASA, Class A	1,161	35,896
Schibsted ASA, B Shares	1,620	46,757
	Shares	Value
Common Stocks (continued)
Norway (continued)
SpareBank 1 SR-Bank ASA	2,883	$35,236
Storebrand ASA	7,408	67,175
Telenor ASA	10,980	122,541
TOMRA Systems ASA	3,956	40,292
Wallenius Wilhelmsen ASA	1,736	17,017
Total Norway		1,452,303

Poland — 0.5%
Allegro.eu SA*	8,058	61,469
Bank Polska Kasa Opieki SA	3,006	116,596
Budimex SA	215	37,028
CD Projekt SA	1,181	31,058
Dino Polska SA*	816	88,889
InPost SA*	2,958	44,823
KGHM Polska Miedz SA	2,328	65,722
mBank SA*	224	30,041
ORLEN SA	9,915	155,974
Powszechna Kasa Oszczednosci Bank Polski SA	14,627	187,281
Powszechny Zaklad Ubezpieczen SA	9,688	117,622
Santander Bank Polska SA	565	69,079
Total Poland		1,005,582

Portugal — 0.2%
Banco Comercial Portugues SA, Class R*	124,287	36,465
EDP - Energias de Portugal SA	47,819	215,149
Jeronimo Martins SGPS SA	4,685	107,278
Navigator Co. SA (The)	3,623	15,034
Total Portugal		373,926

Singapore — 1.6%
CapitaLand Ascendas REIT	60,534	132,270
CapitaLand Integrated Commercial Trust	82,795	124,532
Capitaland Investment Ltd.	40,926	90,650
City Developments Ltd.	7,484	34,218
DBS Group Holdings Ltd.	31,167	743,521
Keppel REIT	4,519	3,128
Mapletree Logistics Trust	56,690	65,753
Mapletree Pan Asia Commercial Trust	39,138	42,759
Oversea-Chinese Banking Corp., Ltd.	54,755	528,149
SATS Ltd.*	14,814	30,485
Seatrium Ltd.*	1,100,605	82,359
Singapore Exchange Ltd.	13,948	98,216
Singapore Telecommunications Ltd.	121,791	218,729
STMicroelectronics NV	11,091	492,927
United Overseas Bank Ltd.	22,801	484,053
UOL Group Ltd.	8,911	41,743
Total Singapore		3,213,492

South Africa — 0.3%
Anglo American PLC	19,685	475,436

South Korea — 0.1%
Delivery Hero SE*	3,409	78,874

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	3,476	138,156
Amadeus IT Group SA	7,662	541,484
Banco Bilbao Vizcaya Argentaria SA	101,497	956,537
Cellnex Telecom SA*	9,706	377,233
Corp. ACCIONA Energias Renovables SA	972	25,446
EDP Renovaveis SA	5,027	82,182
Iberdrola SA	99,081	1,202,727
Naturgy Energy Group SA	2,127	57,761
Red Electrica Corp. SA	6,884	115,381
Repsol SA	21,770	324,918
Telefonica SA	88,077	360,689
Total Spain		4,182,514

Sweden — 2.4%
AAK AB	2,990	68,005
Alfa Laval AB	4,809	178,772

Schedule of Investments ─ IQ Candriam International Equity ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Sweden (continued)
Atlas Copco AB, B Shares	25,644	$359,257
Atlas Copco AB, A Shares	43,161	697,395
Avanza Bank Holding AB	2,008	40,812
Axfood AB	1,846	47,042
Boliden AB	4,584	122,870
Castellum AB*	6,928	90,821
Electrolux AB, B Shares*	3,547	33,643
Elekta AB, B Shares(a)	5,874	44,741
Embracer Group AB*	13,855	26,886
EQT AB(a)	7,623	208,054
Essity AB, B Shares	10,273	243,294
Fabege AB	4,261	40,398
H & M Hennes & Mauritz AB, B Shares(a)	10,449	149,145
Holmen AB, B Shares	1,542	61,427
Husqvarna AB, B Shares	6,505	51,248
Indutrade AB	4,556	112,132
Investment AB Latour, B Shares	2,285	58,185
Kinnevik AB, B Shares*	4,031	44,027
Nibe Industrier AB, B Shares(a)	25,147	152,697
Securitas AB, B Shares(a)	8,558	83,945
Skandinaviska Enskilda Banken AB, A Shares	27,033	387,612
SKF AB, B Shares	6,356	126,661
SSAB AB, A Shares	3,732	29,307
SSAB AB, B Shares(a)	10,812	83,505
Svenska Cellulosa AB SCA, B Shares(a)	10,182	139,983
Svenska Handelsbanken AB, A Shares	24,964	271,932
Svenska Handelsbanken AB, B Shares	597	8,055
Sweco AB, B Shares(a)	3,067	36,303
Swedbank AB, A Shares	16,988	349,877
Swedish Orphan Biovitrum AB*	3,963	111,997
Tele2 AB, B Shares	9,421	81,022
Telia Co. AB(a)	38,431	99,980
Thule Group AB	1,771	45,610
Trelleborg AB, B Shares	3,567	109,678
Volvo Car AB, B Shares*	8,055	21,298
Total Sweden		4,817,616

Switzerland — 5.5%
ABB Ltd.	27,712	1,185,234
Alcon, Inc.	8,382	639,410
DSM-Firmenich AG	4,480	477,296
Geberit AG	563	328,277
Givaudan SA	158	664,711
Kuehne + Nagel International AG	874	299,331
Lonza Group AG	1,261	624,436
Novartis AG	34,290	3,573,499
Partners Group Holding AG	370	505,928
SGS SA	2,530	236,057
Sika AG	2,483	694,956
Straumann Holding AG	1,813	279,817
Swisscom AG	430	258,747
Zurich Insurance Group AG	2,485	1,271,975
Total Switzerland		11,039,674

United Kingdom — 10.5%
3i Group PLC	16,077	507,531
Admiral Group PLC	3,252	104,152
Allfunds Group PLC	5,066	36,705
Ashtead Group PLC	7,458	494,053
Associated British Foods PLC	5,898	175,828
AstraZeneca PLC	25,653	3,430,113
Auto Trader Group PLC	15,536	144,188
Aviva PLC	46,652	256,825
Barratt Developments PLC	16,583	114,119
Berkeley Group Holdings PLC	1,786	109,193
BP PLC	267,563	1,575,694
Bunzl PLC	5,724	234,348
Burberry Group PLC	6,308	105,070
Centrica PLC	95,282	167,991
CK Hutchison Holdings Ltd.	45,281	234,015
Coca-Cola Europacific Partners PLC	3,462	238,532
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Compass Group PLC	29,548	$819,534
ConvaTec Group PLC	28,127	86,322
Croda International PLC	2,373	145,202
DCC PLC	1,684	123,437
DS Smith PLC	22,745	81,854
Halma PLC	6,433	179,652
Hargreaves Lansdown PLC	6,023	58,737
Informa PLC	23,865	236,258
InterContinental Hotels Group PLC	2,730	260,738
Intermediate Capital Group PLC	4,928	112,081
Intertek Group PLC	2,742	156,886
J Sainsbury PLC	29,950	103,054
JD Sports Fashion PLC	42,580	63,468
Kingfisher PLC	32,331	90,743
Land Securities Group PLC	11,700	99,766
Legal & General Group PLC	101,218	328,684
Lloyds Banking Group PLC	1,096,351	593,850
London Stock Exchange Group PLC	6,134	698,489
M&G PLC	38,008	108,467
Melrose Industries PLC	22,806	171,582
National Grid PLC	62,760	843,172
NatWest Group PLC	93,407	267,873
Next PLC	2,043	220,308
Pearson PLC	12,193	150,862
Phoenix Group Holdings PLC	12,751	82,065
Reckitt Benckiser Group PLC	12,191	886,144
RELX PLC	32,361	1,344,271
Rentokil Initial PLC	42,736	222,205
Rightmove PLC	13,868	98,932
Sage Group PLC (The)	17,396	260,961
Schroders PLC	15,002	77,602
Segro PLC	19,926	223,754
Severn Trent PLC	4,499	148,846
Smith & Nephew PLC	14,894	210,625
Spirax-Sarco Engineering PLC	1,249	159,133
St James’s Place PLC	9,332	77,744
Taylor Wimpey PLC	60,167	113,550
Unilever PLC	42,684	2,091,069
United Utilities Group PLC	11,625	157,883
Vodafone Group PLC	415,355	356,078
Weir Group PLC (The)	4,422	102,459
Whitbread PLC	3,309	151,530
Wise PLC, Class A*	9,991	103,031
WPP PLC	18,296	179,728
Total United Kingdom		20,976,986

United States — 8.4%
CSL Ltd.	8,228	1,640,987
CyberArk Software Ltd.*	691	161,335
Experian PLC	15,670	657,714
GSK PLC	70,154	1,400,811
Haleon PLC	86,683	354,892
James Hardie Industries PLC*	7,504	288,753
Monday.com Ltd.*	444	93,258
Nestle SA	45,732	5,254,235
Roche Holding AG	12,029	3,464,902
Roche Holding AG, Bearer	487	148,623
Schneider Electric SE	9,219	1,831,583
Stellantis NV	37,153	827,124
Swiss Re AG	4,921	568,481
Tenaris SA	7,942	126,946
Total United States		16,819,644

Total Common Stocks
(Cost $178,714,801)		198,270,601

Preferred Stocks — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG, 9.40%	999	98,478
Sartorius AG, 0.42%	416	154,046

Schedule of Investments ─ IQ Candriam International Equity ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Preferred Stocks (continued)
Germany (continued)
Volkswagen AG, 7.31%	3,123	$406,540

Total Preferred Stocks
(Cost $794,583)		659,064

Short-Term Investments — 0.3%
Money Market Funds — 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(c)(d)	471,792	471,792
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(c)	60,972	60,972

Total Short-Term Investments
(Cost $532,764)		532,764

Total Investments — 99.9% (Cost $180,042,148)		199,462,429
Other Assets and Liabilities, Net — 0.1%		194,112
Net Assets — 100%		$199,656,541

		% of
Industry	Value	Net Assets
Financials	$35,203,418	17.6%
Health Care	30,669,576	15.4
Industrials	26,997,641	13.5
Consumer Discretionary	26,970,281	13.5
Information Technology	21,595,400	10.8
Consumer Staples	16,421,652	8.2
Energy	10,661,066	5.4
Materials	10,560,259	5.3
Communication Services	9,252,563	4.6
Real Estate	5,414,057	2.7
Utilities	5,183,752	2.6
Money Market Funds	532,764	0.3
Total Investments	$199,462,429	99.9%
Other Assets and Liabilities, Net	194,112	0.1
Total Net Assets	$199,656,541	100 .0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,347,930; total market value of collateral held by the Fund was $1,501,247. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,029,455.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Candriam International Equity ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$198,270,601	$—	$—	$198,270,601
Preferred Stocks	659,064	—	—	659,064
Short-Term Investments:
Money Market Funds	532,764	—	—	532,764
Total Investments in Securities	$199,462,429	$—	$—	$199,462,429

(e)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2024 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.